Exhibit 99.2

Ford Credit Auto Lease Trust 2015-A
Quarterly Supplemental Report -- Payment Schedule of Remaining Leases as of March 31, 2017

The following table shows the decline in the securitization value of the remaining leases in the reference pool as of March 31, 2017, and the remaining payments that will be received each month on the reference pool assuming (1) each base month payment is made as scheduled with no prepayments, delays or defaults and (2) each leased vehicle is returned and sold for an amount equal to the base residual value in the month after the month in which the final base monthly payment is due. In addition, as of March 31, 2017, leases with a total base residual value of $24,395,903.55 had either (1) reached their scheduled termination dates but had not been purchased or returned or (2) been returned or repossessed but had not been sold. In the following table, this amount is assumed to be received in April 2017. The percentages in the following table may not sum to 100.00% due to rounding.

		Remaining Leases as of March 31, 2017
Month		Securitization Value	Scheduled Base Monthly Payments		Base Residual Value
2017-	March	$433,161,348.12
	April	$391,398,289.19	$8,061,355.61	16.96%	$35,917,794.70	8.98%
	May	$364,722,103.36	$7,612,480.44	16.01%	$21,185,562.77	5.30%
	June	$334,166,467.91	$7,068,541.16	14.87%	$25,464,415.75	6.37%
	July	$297,338,265.26	$6,367,828.81	13.39%	$32,271,926.85	8.07%
	August	$250,579,237.24	$5,420,413.24	11.40%	$42,950,571.41	10.74%
	September	$203,203,651.51	$4,463,567.23	9.39%	$44,270,571.05	11.07%
	October	$158,435,446.50	$3,531,148.43	7.43%	$42,338,846.14	10.59%
	November	$109,127,743.61	$2,465,964.32	5.19%	$47,700,948.52	11.93%
	December	$63,584,897.48	$1,470,295.40	3.09%	$44,664,447.30	11.17%
2018-	January	$21,709,905.81	$535,115.27	1.13%	$41,684,865.07	10.43%
	February	$13,655,003.32	$339,958.86	0.72%	$7,832,598.60	1.96%
	March	$5,747,755.95	$149,318.97	0.31%	$7,831,943.20	1.96%
	April	$422,461.58	$11,768.45	0.02%	$5,344,700.80	1.34%
	May	$249,243.12	$7,599.26	0.02%	$167,907.50	0.04%
	June	$228,413.40	$6,991.78	0.01%	$15,188.00	0.00%
	July	$222,658.86	$6,991.78	0.01%	$0.00	0.00%
	August	$191,364.69	$6,083.24	0.01%	$26,417.00	0.01%
	September	$170,678.59	$5,611.66	0.01%	$16,111.00	0.00%
	October	$141,802.25	$4,731.67	0.01%	$25,069.19	0.01%
	November	$79,851.35	$2,589.99	0.01%	$60,129.00	0.02%
	December	$42,638.64	$1,089.48	0.00%	$36,555.75	0.01%
2019-	January	$0.00	$0.00	0.00%	$42,869.60	0.01%

Total			$47,539,445.05	100.00%	$399,849,439.20	100.00%

Total Scheduled Base Monthly Payments plus Base Residual Value					$447,388,884.25

Ford Credit Auto Lease Trust 2015-A
Quarterly Supplemental Report -- Residual Performance

The following table shows the residual performance as calculated on the monthly investor report in sections VII and VIII for returned vehicles segregated by the vehicle types.

				Residual Gain (Loss) per Returned Vehicle
Collection Period	Vehicle Type	Returned Vehicles	Return Rate	Amount	As a % of Adjusted MSRP	As a % of ALG Residual Value
JANUARY 2017	Car	569	89.47%	$(1,787)	(5.87)%	(11.98)%
	CUV	711	79.44%	$858	2.43%	4.90%
	SUV	9	52.94%	$4,746	7.34%	15.68%
	Truck	125	64.10%	$1,594	3.48%	6.23%
	Total/Average	1,414	81.12%	$(117)	(0.34)%	(0.68)%

FEBRUARY 2017	Car	611	89.72%	$(1,843)	(6.06)%	(12.55)%
	CUV	707	82.31%	$544	1.54%	3.17%
	SUV	10	58.82%	$2,285	3.66%	7.55%
	Truck	137	64.32%	$1,984	4.27%	7.74%
	Total/Average	1,465	82.77%	$(305)	(0.88)%	(1.79)%

MARCH 2017	Car	754	90.52%	$(1,653)	(5.54)%	(11.56)%
	CUV	1,045	83.87%	$853	2.40%	4.99%
	SUV	7	43.75%	$2,919	4.47%	9.84%
	Truck	161	60.30%	$1,683	3.64%	6.53%
	Total/Average	1,967	83.28%	$(32)	(0.09)%	(0.19)%